Bonds Payable - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2014 CNY (¥)	Jun. 26, 2014 CNY (¥)	Mar. 22, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Debt Instrument [Line Items]
Proceeds from issuance of bonds, net						¥ 1,980,640	¥ 972,841
Repurchase of 2016 Bonds						760,607
Interest paid				$ 37,468	¥ 242,713	229,348	¥ 62,123
Loss on debt extinguishment						¥ 41,581
Bonds 7.875% Due 2016
Debt Instrument [Line Items]
Debt instrument, face amount			¥ 1,000,000
Debt instrument, stated rate			7.875%
Debt instrument, maturity date			Mar. 22, 2016
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on March 22 and September 22 in each year	Payable semi-annually in arrears on March 22 and September 22 in each year
Debt instrument, date of first required payment			Sep. 22, 2013
Debt discount			¥ 1,970
Proceeds from issuance of bonds, net			¥ 972,841
Debt instrument, effective interest rate			9.29%
Percentage of principal amount redeemed	73.57%
Repurchase of 2016 Bonds	¥ 776,163
Interest paid	15,556
Loss on debt extinguishment	¥ 41,581
Bonds 7.875% Due 2016 | Other non-current assets
Debt Instrument [Line Items]
Debt issuance costs			¥ 25,189
Bonds 6.875% Due 2017
Debt Instrument [Line Items]
Debt instrument, face amount		¥ 2,000,000
Debt instrument, stated rate		6.875%
Debt instrument, maturity date		Jun. 26, 2017
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on June 26 and December 26 in each year	Payable semi-annually in arrears on June 26 and December 26 in each year
Debt instrument, date of first required payment		Dec. 26, 2014
Debt issuance costs		¥ 19,360
Proceeds from issuance of bonds, net		¥ 1,980,640
Debt instrument, effective interest rate		7.39%